REGULATORY MATTERS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule of Bank's actual and required capital amounts and ratios

					To be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of March 31, 2016:
(Dollars in thousands)

Total Capital
(to Risk-Weighted Assets)	$31,687	16.26%	$15,592	≥8.00%	$19,490	≥10.00%

Tier I Capital
(to Risk-Weighted Assets)	$29,635	15.21%	$11,694	≥6.00%	$15,592	≥8.00%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)	$29,635	15.21%	$8,771	≥4.50%	$12,669	≥6.50%

Tier I Capital
(to Average Assets)	$29,635	11.09%	$10,690	≥4.00%	$13,363	≥5.00%

As of December 31, 2015:
(Dollars in thousands)

Total Capital
(to Risk-Weighted Assets)	$31,584	16.93%	$14,928	≥8.00%	$18,660	≥10.00%

Tier I Capital
(to Risk-Weighted Assets)	$29,690	15.91%	$11,196	≥6.00%	$14,928	≥8.00%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)	$29,690	15.91%	$8,397	≥4.50%	$12,129	≥6.50%

Tier I Capital
(to Average Assets)	$29,690	11.06%	$10,742	≥4.00%	$13,428	≥5.00%

					To be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2015:
(Dollars in thousands)

Total Capital
(to Risk-Weighted Assets)	$31,584	16.93%	$14,928	≥8.00%	$18,660	≥10.00%

Tier I Capital
(to Risk-Weighted Assets)	$29,690	15.91%	$11,196	≥6.00%	$14,928	≥8.00%

Common Equity Tier 1 Capital
(to Risk-Weighted Assets)	$29,690	15.91%	$8,397	≥4.50%	$12,129	≥6.50%

Tier I Capital
(to Average Assets)	$29,690	11.06%	$10,742	≥4.00%	$13,428	≥5.00%

As of December 31, 2014:
(Dollars in thousands)

Total Capital
(to Risk-Weighted Assets)	$30,574	17.09%	$14,313	≥8.00%	$17,891	≥10.00%

Tier I Capital
(to Risk-Weighted Assets)	$28,867	16.13%	$7,157	≥4.00%	$10,735	≥6.00%

Tier I Capital
(to Average Assets)	$28,867	11.68%	$9,887	≥4.00%	$12,359	≥5.00%